Premises And Equipment - Details of changes in right-of-use assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	₩ 365,083	₩ 385,544	₩ 447,555
Changes in right-of-use assets [Abstract]
New contracts	210,810	235,215	189,660
Changes in contract	25,708	3,488	9,289
Termination	(16,987)	(44,467)	(48,305)
Depreciation	(213,365)	(222,581)	(239,068)
Business combination	946	819	0
Others	11,487	7,065	26,413
Ending balance	383,682	365,083	385,544
Building
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	349,494	367,480	435,132
Changes in right-of-use assets [Abstract]
New contracts	192,111	225,396	172,812
Changes in contract	25,570	3,514	9,064
Termination	(15,340)	(43,597)	(46,563)
Depreciation	(201,232)	(211,175)	(228,403)
Business combination	675	819	0
Others	11,424	7,057	25,438
Ending balance	362,702	349,494	367,480
Equipment and vehicles
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	15,589	18,064	12,423
Changes in right-of-use assets [Abstract]
New contracts	18,699	9,819	16,848
Changes in contract	138	(26)	225
Termination	(1,647)	(870)	(1,742)
Depreciation	(12,133)	(11,406)	(10,665)
Business combination	271	0	0
Others	63	8	975
Ending balance	₩ 20,980	₩ 15,589	₩ 18,064